Contracts Receivable, Net - Schedule of Contracts Receivable, Net (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Contracts Receivable, Net [Abstract]
Contracts receivable	$ 114,405,565	$ 14,592,547	$ 42,018,485
Allowance for expected credit losses	(23,108,734)	(2,947,543)	(9,894,252)	$ (1,262,022)	$ (3,094,465)
Balance at end of year	$ 91,296,831	$ 11,645,004	$ 32,124,233